Document and Entity Information	Mar. 01, 2023
Cover [Abstract]
Entity Registrant Name	CONSOLIDATED EDISON INC
Amendment Flag	false
Entity Central Index Key	0001047862
Document Type	8-K
Document Period End Date	Mar. 01, 2023
Entity Incorporation State Country Code	NY
Entity File Number	1-14514
Entity Tax Identification Number	13-3965100
Entity Address, Address Line One	4 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	460-4600
Security 12b Title	Consolidated Edison, Inc., Common Shares ($.10 par value)
Trading Symbol	ED
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false